LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)
Borrowings and other credit facilities
Current maturities	Rp (8,858)			Rp (9,690)
Long-term portion	27,331	$ 1,756		36,319
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	209			355
Current maturities	(118)			(138)
Long-term portion	Rp 91			217
Projected net revenue to projected debt service ratio	2
Internal financing exceeding annual average capital expenditure	20.00%
Japanese yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	Rp 181		¥ 1,536	285		¥ 2,304
Interest rate (as a percent)	2.95%	2.95%	2.95%
United States Dollar | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings				14	$ 1
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	Rp 28			Rp 56
Interest rate (as a percent)	7.125%	7.125%	7.125%